Convertible Debt (Detail Textuals) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 09, 2018 USD ($)	Mar. 30, 2018 USD ($) Investor shares	Dec. 31, 2018 USD ($) $ / shares	Aug. 27, 2018 $ / shares	Jun. 21, 2018 $ / shares
Debt Instrument [Line Items]
Number of unaffiliated institutional investors | Investor		2
Proceeds from convertible debt			$ 5,000
Stock conversion price | $ / shares			$ 1.2405
Debt interest rate percentage			18.00%
Percentage of amount to be redeemed			125.00%
Percentage of shares issuable			75.00%
Beneficially Own Percentage			excess of 4.99 or 9.99%
Class A common stock
Debt Instrument [Line Items]
Stock conversion price | $ / shares				$ 0.3067	$ 0.3223
Series Q Warrants
Debt Instrument [Line Items]
Exercise price of warrants | $ / shares			$ 0.3223
Senior Secured Convertible Notes | Series Q Warrants | Class A common stock
Debt Instrument [Line Items]
Number of shares called by warrants | shares		9,126,984
Private Placement
Debt Instrument [Line Items]
Available cash requirement on quarterly basis			$ 750
Unaffiliated institutional investors | Private Placement | Senior Secured Convertible Notes
Debt Instrument [Line Items]
Principal amount of notes issued		$ 10,750
Proceeds from convertible debt		10,000
Proceeds from original issue discount ("OID")		$ 750
Proceeds from sale of notes at closing of offering	$ 5,000
Proceeds from promissory notes secured by cash and securities held in escrow	$ 5,000